Cover	Apr. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2024
Entity File Number	001-35467
Entity Registrant Name	Battalion Oil Corporation
Entity Central Index Key	0001282648
Entity Tax Identification Number	20-0700684
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Two Memorial City Plaza
Entity Address, Address Line Two	820 Gessner Road, Suite 1100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77043
City Area Code	832
Local Phone Number	538-0300
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.0001
Trading Symbol	BATL
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false